UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                 Check here if Amendment |_|; Amendment Number:
                                                               --------

                        This Amendment (Check only one):

                        |_| is a restatement.
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:          Thomas W. Smith
                   -------------------------------------------------------------
    Address:       323 Railroad Avenue    Greenwich     CT           06830
                   -------------------------------------------------------------
                   (Street)               (City)        (State)      (Zip)

    Form 13F File Number:         028-04481

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:  Thomas W. Smith
         Title: Investment Manager
         Phone: 203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 14, 2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:          1

         Form 13F Information Table Entry Total:     35

         Form 13F Information Table Value Total:     $1,113,773 (thousands)

List of Other Included Managers:

No.         Form 13F File No.:             Name:
---         ------------------             -----
01          028-10290                      Scott J. Vassalluzzo

               FORM 13F INFORMATION TABLE
                                                             VALUE      SHARES/ SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
            NAME OF ISSUER     TITLE OF CLASS      CUSIP   (x$1000)     PRN AMT PRN  CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
            --------------     --------------      -----   --------     ------- ---  ----  -------  --------     ----   ------  ----
AMERICA'S CAR-MART INC.             COM        03062T105       326       18,150 SH         SOLE                  18,150
AMERICA'S CAR-MART INC.             COM        03062T105      8095      451,250 SH         OTHER         01     451,250
COMMERCE BANCORP, INC.              COM        200519106     15585      507,810 SH         SOLE                 507,810
COMMERCE BANCORP, INC.              COM        200519106     94984    3,094,950 SH         OTHER         01   3,094,950
COPART, INC.                        COM        217204106     15991      669,919 SH         SOLE                 669,919
COPART, INC.                        COM        217204106     78312    3,280,782 SH         OTHER         01   3,280,782
CREDIT ACCEPTANCE CORP.             COM        225310101      6949      485,967 SH         SOLE                 485,967
CREDIT ACCEPTANCE CORP.             COM        225310101     56366    3,941,658 SH         OTHER         01   3,941,658
CORP HI YEILD FUND                  COM        219925104       146       17,850 SH         SOLE                  17,850
HEALTH MANAGEMENT ASSOCIATES        COM        421933102       493       21,000 SH         SOLE                  21,000
HEALTH MANAGEMENT ASSOCIATES        COM        421933102     16346      696,453 SH         OTHER         01     696,453
IRON MOUNTAIN, INC.                 COM        462846106      5825      158,719 SH         SOLE                 158,719
IRON MOUNTAIN, INC.                 COM        462846106     86964    2,369,599 SH         OTHER         01   2,369,599
VERTRUE INCORPORATED                COM        92534N101      6498      178,753 SH         SOLE                 178,753
VERTRUE INCORPORATED                COM        92534N101     47798    1,314,928 SH         OTHER         01   1,314,928
LIFE TIME FITNESS, INC.             COM        53217R207      5953      179,645 SH         SOLE                 179,645
LIFE TIME FITNESS, INC.             COM        53217R207     24925      752,100 SH         OTHER         01     752,100
MOBILE MINI, INC.                   COM        60740F105       657       15,150 SH         SOLE                  15,150
MOBILE MINI, INC.                   COM        60740F105     28221      651,008 SH         OTHER         01     651,008
NORTH FORK BANCORPORATION           COM        659424105       885       34,725 SH         SOLE                  34,725
OCA, INC.                           COM        67083Q101      1423      948,470 SH         SOLE                 948,470
PRE-PAID LEGAL SERVICES, INC.       COM        740065107     13330      344,451 SH         SOLE                 344,451
PRE-PAID LEGAL SERVICES, INC.       COM        740065107    104004    2,687,437 SH         OTHER         01   2,687,437
SCP POOL CORPORATION                COM        784028102      1029       29,449 SH         SOLE                  29,449
LAUREATE EDUCATION INC.             COM        518613104      9127      186,380 SH         SOLE                 186,380
LAUREATE EDUCATION INC.             COM        518613104     55849    1,140,483 SH         OTHER         01   1,140,483
SEI INVESTMENTS CO                  COM        784117103     30451      810,296 SH         SOLE                 810,296
SEI INVESTMENTS CO                  COM        784117103    203139    5,405,516 SH         OTHER         01   5,405,516
TRACTOR SUPPLY CO.                  COM        892356106      6264      137,225 SH         SOLE                 137,225
TRACTOR SUPPLY CO.                  COM        892356106     63701    1,395,411 SH         OTHER         01   1,395,411
W HOLDING COMPANY INC.              COM        929251106      7010      733,260 SH         SOLE                 733,260
W HOLDING COMPANY INC.              COM        929251106     55850    5,842,069 SH         OTHER         01   5,842,069
WHOLE FOOD MARKET, INC.             COM        966837106     10520       78,246 SH         OTHER         01      78,246
WORLD ACCEPTANCE CORP.              COM        981419104      3324      130,800 SH         SOLE                 130,800
WORLD ACCEPTANCE CORP.              COM        981419104     47434    1,866,741 SH         OTHER         01   1,866,741